Equity Method Investment (Details) - Schedule of Impairment of the Company’s Equity Interest of Philectronics ¥ in Thousands	12 Months Ended
Mar. 31, 2024 CNY (¥)
Schedule Of Impairment Of The Company SEquity Interest Of Philectronics Abstract
Cost	¥ 1,425
Impairment provision	(1,425)
Net